Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Other Non-Current Assets

	June 30,	December 31,

	2022	2021

Net defined benefit plan surpluses	163	239

Cash surrender value of life insurance policies	333	346

Deferred commissions	107	127

Other financial assets (see note 12)	548	429

Other non-current assets (1)	105	85

Total other non-current assets	1,256	1,226

(1)	Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $89 million and $74 million at June 30, 2022 and December 31, 2021, respectively, (see note 19).